Note C - Separate Account Guaranteed Investment Contract (Details Textual) - EBP 221935537 001 [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Fully Benefit-Responsive Investment Contract, Description	The Plan has entered into a benefit-responsive investment contract with Mass Mutual Retirement Services Diversified Bond Separate Investment Account (the “SAGIC”). The SAGIC maintains the contributions in a general account. The account is credited with earnings on the underlying investments and charged for participant withdrawals and administrative expenses. The contract is included in the financial statements at contract value as reported to the Plan by the SAGIC. Contract value represents contributions made under the contract, plus earnings, less participant withdrawals and administrative expenses. Participants may ordinarily direct the withdrawal or transfer of all or a portion of their investment at contract value. The guaranteed investment contract issuer is contractually obligated to repay the principal and a specified interest rate that is guaranteed to the Plan.
EBP, Fully Benefit-Responsive Investment Contract, Limitation on Transacting at Contract Value, Not Probable [true false]	false
EBP, Investment, Contract Value	$ 10,817,790	$ 12,939,526
EBP, Investment, Contract Interest Rate	3.47%	4.09%